Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2012
Debt and Financing Arrangements [Abstract]
Long-term debt

	Year Ended April 30,
	2012	2011
4.78% Senior Notes due June 1, 2014	$100,000	$100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	397,906	380,039
3.50% Notes due October 15, 2021	748,637	—
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	400,000

Total long-term debt	$2,070,543	$1,304,039
Current portion of long-term debt	50,000	—

Total long-term debt, less current portion	$2,020,543	$1,304,039